Debt (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
DEBT
Components of unsecured long-term debt outstanding

			Unamortized Discount and
	Principal		Debt Issuance Costs
	March 31,	September 30,	March 31,	September 30,
	2015	2014	2015	2014
	(in thousands)

Unsecured senior notes issued July 21, 2009:
Due July 21, 2015	$40,000	$40,000	$112	$141
Due July 21, 2016	40,000	40,000	113	141

Unsecured revolving credit facility issued May 25, 2012	—	—	471	581

Unsecured senior notes issued March 19, 2015:
Due March 19, 2025	500,000	—	7,189	—
	580,000	80,000	7,885	863
Less long-term debt due within one year	(40,000)	(40,000)	(793)	(365)
Long-term debt	$540,000	$40,000	$7,092	$498

	Principal		Unamortized Discount and Debt Issuance Costs
	September 30,
			September 30, 2014	September 30, 2013
	2014	2013
	(in thousands)
Unsecured intermediate debt issued August 15, 2002:
Series D, due August 15, 2014, 6.56%	$—	$75,000	$—	$27
Unsecured senior notes issued July 21, 2009:
Due July 21, 2014, 6.10%	—	40,000	—	145
Due July 21, 2015, 6.10%	40,000	40,000	141	145
Due July 21, 2016, 6.10%	40,000	40,000	141	146
Unsecured revolving credit facility issued May 25, 2012	—	—	581	800

	$80,000	$195,000	863	1,263
Less long-term debt due within one year	40,000	115,000	365	400

Long-term debt	$40,000	$80,000	$498	$863